December 19, 1995


U.S. Securities and Exchange Commission
Attn: Filing Desk
450 5th Street, N.W.
Washington, DC  20549


RE: Rule 24(f)-2 Notice for Warburg Pincus Institutional Fund, Inc.
    File No. 33-47880


Dear Gentlemen and Ladies:

Pursuant to Rule 24(f)-2 of the Investment Company Act of 1940, the above referenced Fund hereby files the following:

1. Rule 24(f)-2 Notice; and
2. Opinion of Counsel.

We will obtain confirmation of this filing via our CompuServe account, 72741,733. If there are any questions on this filing I can be reached at
(302) 791-2919.


Very Truly Yours,

Wendy McGee
Legal Assistant

Enclosures






U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.  Name and address of issuer:

            Warburg Pincus Counsellors
            466 Lexington Avenue
            New York, NY  10017

2.  Name of each series or class of funds for which this notice is filed:

    Warburg Pincus Institutional Fund Inc. - International Equity Portfolio

3.  Investment Company Act File Number:       811-6670

    Securities Act File Number:   33-47880

4.  Last day of fiscal year for which this notice is filed:      10/31/95


5. Check box if this notice is being filed more than 180 days after the close of the issuer s fiscal year of purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer s 24f-2 declaration:



6. Date of termination of issuer s declaration under rule 24f-2(a)(1), if applicable:



7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:



8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:



9.  Number and aggregate sale price of securities sold during the fiscal year:

              Number:       17,573,932
              Sale Price:  253,425,787

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

              Number:       17,573,932
              Sale Price:  253,425,787

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

              Number:          939,078
              Sale Price:   13,607,235
12.  Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during the fiscal year in
          reliance on rule 24f-2 (from Item 10):                $ 253,425,787

    (ii)  Aggregate price of shares issued in connection with dividend
          reinvestment plans (from Item 11, if applicable):     +  13,607,235

   (iii)  Aggregate price of shares redeemed or repurchased during the fiscal
          year (if applicable):                                 -  75,870,772

    (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if
          applicable)                                           +

     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line(ii), less line
          (iii), plus line (iv)] (if applicable):                 191,162,250

    (vi)  Multiplier prescribed by Section 6(b) of the Securities Act of 1933
          or other applicable law or regulation:                \        2900

   (vii)  Fee due [line (i)or line (v) multiplies by line (vi)]: $  65,918.02


13. Check box if fees are being remitted to the Commissions lockbox depository as described in section 3a of the Commissions Rules of Informal and Other Procedures (17 CFR 202.3a).
     [ X ]

     Date of mailing or wire transfer of filing fees to the Commissions
     lockbox depository:   December 14, 1995


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:    Eugene P. Grace
       Vice President and Secretary


Date:  December 19, 1995





    December 12, 1995



    Warburg, Pincus Institutional Fund, Inc.
    466 Lexington Avenue
    New York, New York  10017

    Re: Rule 24f-2 Notice for Warburg, Pincus Institutional Fund, Inc. - International Equity Portfolio (Securities Act File No. 33-47880; Investment Company Act File No. 822-6670)


    Ladies and Gentlemen:
        You have requested that we, as counsel to Warburg, Pincus Institutional Fund, Inc., a Maryland corporation (the "Fund"), render an opinion in connection with the filing by the Fund on behalf of the International Equity Portfolio
    (the "Portfolio") of a notice required by Rule 24f-2 (the "Rule") under the Investment Company Act of 1940, as amended (the "1940 Act"), on Form 24F-2 (the "Form"), for the Portfolio's fiscal year ended October 31, 1995. We understand that the Fund has previously filed a registration statement on Form N-1A under the Securities
    Act of 1933, as amended (the "1933 Act"), adopting the declaration authorized by paragraph (a)(1) of the Rule to the effect that an indefinite number of shares of common stock of the Fund (the "Shares") was being registered by such registration statement. The effect of the Notice, when accompanied by the filing fee, if any, payable as prescribed by paragraph (c) of the Rule and by this opinion, will be to make definite in number the number of Shares sold by the Fund during the fiscal year ended
    October 31, 1995 in reliance upon the Rule (the "Rule 24f-2
    Shares").

    We have examined the Fund's Articles of Incorporation, its By-Laws, resolutions adopted by its Board of Directors, and other records, documents, papers, statutes and authorities as we have deemed necessary to form a basis for the opinion hereinafter expressed.

    On the basis of the foregoing, and assuming compliance with the 1933 Act, the 1940 Act and applicable state laws regulating the sale of securities, and assuming further that all of the Rule 24f-2 Shares sold during the fiscal year ended October 31, 1995 were sold in accordance with the terms of the Fund's Prospectus and Statement of Additional Information in effect at the time of sale at a sales price in each case in excess of the par value of the Rule 24f-2 Shares, we are of the opinion that such Rule 24f-2 Shares were validly and legally issued, fully paid and non-assessable by the Fund.

    We are members of the Bar of the State of New York and do not hold ourselves out as being conversant with the laws of any jurisdiction other than those of the United States of America and the State of New York. We note that we are not licensed to practice law in the State of Maryland, and to the extent that any opinion expressed herein involves the law of Maryland, such opinion should be understood to be based solely upon our review of the documents referred to above, the published statues of that state, and where applicable, published cases, rules or regulations of regulatory bodies of that state.

    We hereby consent to the filing of this opinion with the Securities and Exchange Commission in connection with the Notice.

    Very truly yours,

    WILLKIE FARR & GALLAGHER



    By:
        A Member of the Firm